Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
A reconciliation of the Company’s cash, cash equivalents and restricted cash as of December 31, 2021 and 2020 is presented below:

	December 31,
	2021	2020
Cash	$502,773	$329,063
Cash equivalents	—	—
Restricted cash	2,002	1,845
Cash, cash equivalents and restricted cash as shown on statements of cash flows	$504,775	$330,908

Accounting Standards Update and Change in Accounting Principle	The impact of adoption of the lease guidance as of January 1, 2019 did not have any material impact on the Consolidated Statements of Operations or Consolidated Statements of Cash Flows, but had the following impact on the Consolidated Statements of Financial Condition:

	Adoption
	December 31, 2018	Adjustments	January 1, 2019
Right-of-use lease assets	$—	$70,199	$70,199
Lease liabilities	—	78,394	78,394
Deferred rent	8,927	(8,927)	—
Prepaid expenses and other assets	28,959	(732)	28,227